UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:              |X|; Amendment Number:  1

This  Amendment  (Check  only  one):  |X|  is a restatement
                                      |_|  adds new holding entries.

Institutional Manager Filing this Report:

Name:     York Asset Management Limited

Address:  P.O. Box 309
          Ugland House
          George Town, Grand Cayman
          KY1-1104, Cayman Islands

          Attention: S. Nicholas Walker

13F File Number: 028-12227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   S. Nicholas Walker
Title:  Managing Member
Phone:  (242) 677-4514


Signature, Place and Date of Signing:


/s/ S. Nicholas Walker           New York, New York           August 12, 2010
-----------------------      -------------------------     ---------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   35

Form 13F Information Table Value Total:  $74,427
                                        (thousands)


List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                   York Asset Management Limited
                                                           June 30, 2010

COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
--------------                   --------       ---------  --------    -------------------  ----------  --------   -----------------
                                                            VALUE      SHRS OR   SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP    (X$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED NONE
--------------                --------------    ---------  --------    -------   ---  ----  ----------  --------   ----- ------ ----
AIRGAS INC                          COM         009363102    1,194      19,200   SH            SOLE      NONE      19,200
ALLEGHENY ENERGY INC                COM         017361106      639      30,896   SH            SOLE      NONE      30,896
AMERICAN ITALIAN PASTA CO           CL A        027070101    1,581      29,900   SH            SOLE      NONE      29,900
CALPINE CORP                      COM NEW       131347304      416      32,718   SH            SOLE      NONE      32,718
CASEYS GEN STORES INC               COM         147528103    1,337      38,300   SH            SOLE      NONE      38,300
CME GROUP INC                       COM         12572Q105      198         704   SH            SOLE      NONE         704
COCA COLA CO                        COM         191216100    2,471      49,300   SH            SOLE      NONE      49,300
CYBERSOURCE CORP                    COM         23251J106    3,972     155,570   SH            SOLE      NONE     155,570
DUN & BRADSTREET CORP DEL NE        COM         26483E100    2,537      37,800   SH            SOLE      NONE      37,800
EBAY INC                            COM         278642103    2,363     120,522   SH            SOLE      NONE     120,522
EL PASO CORP                        COM         28336L109      741      66,736   SH            SOLE      NONE      66,736
FRESH DEL MONTE PRODUCE INC         ORD         G36738105    2,797     138,200   SH            SOLE      NONE     138,200
GLOBAL SOURCES LTD                  ORD         G39300101      312      17,500   SH            SOLE      NONE      17,500
GRACO INC                           COM         384109104    2,804      99,457   SH            SOLE      NONE      99,457
ICAHN ENTERPRISES LP           DEPOSITRY UNIT   451100101      339       9,165   SH            SOLE      NONE       9,165
INTERACTIVE BROKERS GROUP IN        COM         45841N107    2,727     164,300   SH            SOLE      NONE     164,300
LABRANCHE & CO INC                  COM         505447102      103      24,000   SH            SOLE      NONE      24,000
LIBERTY ACQUISITION HLDGS CO        COM         53015Y107    4,140     416,900   SH            SOLE      NONE     416,900
MARINER ENERGY INC                  COM         56845T305    6,861     319,400   SH            SOLE      NONE     319,400
NASDAQ OMX GROUP INC                COM         631103108      329      18,527   SH            SOLE      NONE      18,527
NATIONAL WESTN LIFE INS CO          CL A        638522102      237       1,550   SH            SOLE      NONE       1,550
NYSE EURONEXT                       COM         629491101      422      15,256   SH            SOLE      NONE      15,256
PLAYBOY ENTERPRISES INC             CL A        728117300      193      46,000   SH            SOLE      NONE      46,000
PMA CAP CORP                        CL A        693419202      157      24,000   SH            SOLE      NONE      24,000
QUANTA SVCS INC                     COM         74762E102      534      25,869   SH            SOLE      NONE      25,869
QWEST COMMUNICATIONS INTL IN        COM         749121109    5,778   1,100,630   SH            SOLE      NONE   1,100,630
RRI ENERGY INC                      COM         74971X107      112      29,655   SH            SOLE      NONE      29,655
SENORX INC                          COM         81724W104    1,103     100,414   SH            SOLE      NONE     100,414
SMITH INTL INC                      COM         832110100    7,410     196,800   SH            SOLE      NONE     196,800
STANLEY INC                         COM         854532108    5,984     160,097   SH            SOLE      NONE     160,097
SYBASE INC                          COM         871130100    6,447      99,700   SH            SOLE      NONE      99,700
TALECRIS BIOTHERAPEUTICS HLD        COM         874227101    3,146     149,104   SH            SOLE      NONE     149,104
TEXAS PAC LD TR               SUB CTF PROP I T  882610108    2,133      81,065   SH            SOLE      NONE      81,065
UNITED PARCEL SERVICE INC           CL B        911312106    2,793      49,100   SH            SOLE      NONE      49,100
WARNER MUSIC GROUP CORP             COM         934550104      117      24,000   SH            SOLE      NONE      24,000







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